Condensed Consolidated Interim Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,362,890)	$ (5,256,288)	$ (8,421,179)	$ (14,094,283)
Adjustments to reconcile net loss to net cash used in operations
Stock based compensation	11,936	115,863	1,461,698	1,025,930
Issuance of shares for services		81,120	320,883	116,127
Accretion and amortization expenses	355,713	1,484,616	1,939,816	2,172,920
Change in fair value of derivative liabilities	33,971	500,619	553,856	(9,777)
Loss (Gain) on debt conversion and redemption	(8,433)	132,300	137,934	(18,539)
Loss upon settlement of accounts payable			249,093
Loss on debt and warrant modification				59,161
Property, plant and equipment depreciation	2,977	2,977	5,953	5,953
Non cash lease expense	225,373	198,275	409,540	365,899
Changes in operating assets and liabilities:
Accounts receivable, net	(453,519)	39,873	(110,923)	(298,248)
Inventory	(700,904)	61,841	324,017	457,604
Deposits and other receivables	187,570	(265,190)	(747,831)	252,143
Advance from Customers	1,895,920
Accounts payable and accrued liabilities	(145,473)	1,012,695	1,496,966	3,271,198
Net cash generated (used) in operating activities	42,241	(1,891,299)	(2,380,177)	(6,693,912)
CASH FLOWS FROM INVESTING ACTIVITIES
property, plant and equipment
Net cash used in investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common shares, net		125,221	125,227	119,285
Issuance of preferred shares, net		1,732,532	1,732,532	2,825,000
Redemption of preferred shares	(200,000)
Proceeds from (repayment to) convertible debentures, net		624,658
Conversion of preferred shares
Conversion of Convertible notes.
Proceeds from convertible debentures, net			1,835,000	2,962,386
Proceeds from (repayment to) short term loan and promissory notes, net	739,990	(1,125,116)	(1,733,516)	853,030
Term Loan, net	(600,000)
Preferred Stock Dividend	(12,033)	(18,016)	(29,984)	(18,016)
Net cash provided (used) in financing activities	(72,043)	1,339,279	1,929,259	6,741,685
Effect of foreign currency translation	(26,883)	(60,770)	30,003	167,827
Net increase (decrease) in cash during the period	(29,802)	(552,020)	(450,918)	47,773
Cash, beginning of period	365,145	786,060	786,060	570,460
Cash, end of period	308,460	173,270	365,145	786,060
Supplemental disclosure of cash flow information:
Cash paid for interest	1,683,697	1,235,256	3,611,939	2,022,221
Cash paid for taxes